Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Retained Earnings/(Accumulated Losses)
Beginning balance at Jun. 30, 2019	$ 481,052	$ 910,405	$ 80,034	$ 17	$ (39,413)	$ (469,991)
Adjustment on adoption of IFRS 16 (net of tax) at Jun. 30, 2019	(827)					(827)
Equity, adjusted opening balance at Jun. 30, 2019	480,225	910,405	80,034	17	(39,413)	(470,818)
Loss for the period	(5,484)					(5,484)
Other comprehensive income/(loss)	(697)			(365)	(332)
Total comprehensive profit/(loss) for the period	(6,181)			(365)	(332)	(5,484)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	299	299
Transactions with owners in their capacity as owners	299	299
Transfer of exercised options		238	(238)
Fair value of share-based payments	804		804
Increase (decrease) in equity	804	238	566
Ending balance at Sep. 30, 2019	475,147	910,942	80,600	(348)	(39,745)	(476,302)
Beginning balance at Jun. 30, 2020	549,326	1,051,450	85,330	(429)	(38,267)	(548,758)
Loss for the period	(24,544)					(24,544)
Other comprehensive income/(loss)	489			81	408
Total comprehensive profit/(loss) for the period	(24,055)			81	408	(24,544)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	8,354	8,354
Transactions with owners in their capacity as owners	8,354	8,354
Transfer of exercised options		3,201	(3,201)
Fair value of share-based payments	4,881		4,881
Increase (decrease) in equity	4,881	3,201	1,680
Ending balance at Sep. 30, 2020	$ 538,506	$ 1,063,005	$ 87,010	$ (348)	$ (37,859)	$ (573,302)